Investments in joint ventures (Details) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2014	Dec. 31, 2013
Schedule of Equity Method Investments [Line Items]
Accumulated losses of joint ventures	$ 59,630	$ 54,300